FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement.
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     Research Affiliates Fundamental Index L.P.
          800 E Colorado Ave #870
          Pasadena, CA 91101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janine Nesbit
Title:    Chief Administrative Officer
Phone:    (626) 584-2100

Signature, Place, and Date of Signing:

/s/ Janine Nesbit        Pasadena, CA 91101  August 8, 2005
    (Signature)          [City, State]       [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.

1.   None


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      996

Form 13F Information Table Value Total: $107,889
                                       (thousands)

Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.


SEC FORM 13F          REPORTING MANAGER: RESEARCH AFFILIATES FUNDAMENTAL INDEX LP 	JUNE 30, 2005
            NAME OF ISSUER            TITLE OF  CUSIP  VALUE   SHARES/ SH/  INV     OTHER   VOTING AUTHORITY
                                       CLASS           x$1000  PRN AMT PRN DISCR  MANAGERS    SOLE    SHARED NONE